SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2016 vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment
Number of vessels | vessel			1
Investment Owned, Percent of Net Assets			50.00%
Minimum
Property, Plant and Equipment
Drydocking expense reimbursement period (in years)			2 years
Minimum | Assets Held under Capital Leases
Property, Plant and Equipment
Vessel estimated useful life (in years)			40 years
Maximum
Property, Plant and Equipment
Drydocking expense reimbursement period (in years)			5 years
Golar Tundra [Member]
Accounting Policies [Abstract]
Percentage of voting interests acquired	100.00%
Golar | Golar Tundra [Member]
Property, Plant and Equipment
Business Combination, Consideration Transferred	$ 330.0	$ 330.0
Out of Period Correction [Member] | Other Financial Items, Net
Property, Plant and Equipment
Quantifying Misstatement in Current Year Financial Statements, Amount				$ 6.3	$ 3.6